DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk, benchmark interest rate risk and foreign exchange rate exposures. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not included in the tables below.
In certain cases, we apply the normal purchase or sale exception to derivative instruments and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.
In all other cases, we record derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (loss) (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.
HEDGE ACCOUNTING
We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated cash flows associated with revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments, foreign currency instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that the future cash flows of a given revenue or expense item may vary, and other criteria.
We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instrument results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.
ENERGY DERIVATIVES
Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business, as follows:

▪
The California Utilities use natural gas and electricity derivatives, for the benefit of customers, with the objective of managing price risk and basis risks, and stabilizing and lowering natural gas and electricity costs. These derivatives include fixed price natural gas and electricity positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments, or bilateral physical transactions. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas and electricity derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.

▪
SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk that may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs, which are recoverable in rates, are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations.

▪
Sempra Mexico, Sempra LNG & Midstream and Sempra Renewables may use natural gas and electricity derivatives, as appropriate, to optimize the earnings of their assets which support the following businesses: LNG, natural gas transportation and storage, and power generation. Gains and losses associated with undesignated derivatives are recognized in Energy-Related Businesses Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Certain of these derivatives may also be designated as cash flow hedges. Sempra Mexico also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. These derivatives, which are recorded as commodity costs that are offset by regulatory account balances and recovered in rates, are recognized in Cost of Natural Gas on the Consolidated Statements of Operations.

▪	From time to time, our various businesses, including the California Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.
We summarize net energy derivative volumes at December 31, 2016 and 2015 as follows:

NET ENERGY DERIVATIVE VOLUMES
(Quantities in millions)
		December 31,
Commodity	Unit of measure	2016	2015
California Utilities:
SDG&E:
Natural gas	MMBtu(1)	48	70
Electricity	MWh(2)	4	1
Congestion revenue rights	MWh	48	36
SoCalGas – natural gas	MMBtu	1	1

Energy-Related Businesses:
Sempra LNG & Midstream – natural gas	MMBtu	31	43

(1)	Million British thermal units

(2)	Megawatt hours

In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of contractual obligations and assets, such as natural gas purchases and sales.
INTEREST RATE DERIVATIVES
We are exposed to interest rates primarily as a result of our current and expected use of financing. The California Utilities, as well as other Sempra Energy subsidiaries and joint ventures, periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings. Separately, Otay Mesa VIE has entered into interest rate swap agreements, designated as cash flow hedges, to moderate its exposure to interest rate changes.
At December 31, 2016 and 2015, the net notional amounts of our interest rate derivatives, excluding joint ventures, were:

INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2016		December 31, 2015
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated:
Cash flow hedges(1)(2)	$924	2017-2032	$384	2016-2028
Fair value hedges	—	—	300	2016
SDG&E:
Cash flow hedge(1)	305	2017-2019	315	2016-2019

(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

(2)	At December 31, 2016, includes GdC, which was previously a joint venture and excluded from this table until we acquired the remaining 50-percent interest in September 2016.
FOREIGN CURRENCY DERIVATIVES
We utilize cross-currency swaps to hedge exposure related to Mexican peso-denominated debt at our Mexican subsidiaries and joint ventures. These cash flow hedges exchange our Mexican-peso denominated principal and interest payments into the U.S. dollar and swap Mexican variable interest rates for U.S. fixed interest rates. From time to time, Sempra Mexico and its joint ventures may use other foreign currency derivatives to hedge exposures related to cash flows associated with revenues from contracts denominated in Mexican pesos that are indexed to the U.S. dollar.
We are also exposed to exchange rate movements at our Mexican subsidiaries and joint ventures, which have U.S. dollar denominated cash balances, receivables, payables and debt (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. They also have deferred income tax assets and liabilities denominated in the Mexican peso, which must be translated to U.S. dollars for financial reporting purposes. In addition, monetary assets and liabilities and certain nonmonetary assets and liabilities are adjusted for Mexican inflation for Mexican income tax purposes. We utilize foreign currency derivatives as a means to manage the risk of exposure to significant fluctuations in our income tax expense and equity earnings from these impacts, however we generally do not hedge our deferred income tax assets and liabilities. In January 2017, we entered into foreign currency derivatives with a notional amount totaling $750 million.
In addition, Sempra South American Utilities and its joint ventures use foreign currency derivatives to manage foreign currency rate risk. We discuss these derivatives at Chilquinta Energía’s Eletrans joint venture investment in Note 4.
At December 31, 2016 and 2015, the net notional amounts of our foreign currency derivatives, excluding joint ventures, were:

FOREIGN CURRENCY DERIVATIVES
(Dollars in millions)
	December 31, 2016		December 31, 2015
	Notional amount	Maturities	Notional amount	Maturities
Sempra Energy Consolidated:
Cross-currency swaps	$408	2017-2023	$408	2016-2023
Other foreign currency derivatives(1)	86	2017-2018	—	—

(1)	At December 31, 2016, includes GdC, which was previously a joint venture and excluded from this table until we acquired the remaining 50-percent interest in September 2016.
FINANCIAL STATEMENT PRESENTATION
The Consolidated Balance Sheets reflect the offsetting of net derivative positions and cash collateral with the same counterparty when a legal right of offset exists. The following tables provide the fair values of derivative instruments on the Consolidated Balance Sheets at December 31, 2016 and 2015, including the amount of cash collateral receivables that were not offset, as the cash collateral is in excess of liability positions.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2016
	Current assets: Fixed-price contracts and other derivatives(1)	Other assets: Sundry	Current liabilities: Fixed-price contracts and other derivatives(2)	Deferred credits and other liabilities: Fixed-price contracts and other derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)	$7	$2	$(24)	$(228)
Commodity contracts not subject to rate recovery	—	—	(14)	—
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	248	36	(254)	(28)
Associated offsetting commodity contracts	(242)	(27)	242	27
Associated offsetting cash collateral	—	(1)	16	1
Commodity contracts subject to rate recovery	37	73	(57)	(150)
Associated offsetting commodity contracts	(9)	(1)	9	1
Associated offsetting cash collateral	—	—	5	13
Net amounts presented on the balance sheet	41	82	(77)	(364)
Additional cash collateral for commodity contracts not subject to rate recovery	10	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	32	—	—	—
Total(4)	$83	$82	$(77)	$(364)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$—	$—	$(13)	$(12)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery	33	73	(51)	(150)
Associated offsetting commodity contracts	(6)	(1)	6	1
Associated offsetting cash collateral	—	—	3	13
Net amounts presented on the balance sheet	27	72	(55)	(148)
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	30	—	—	—
Total(4)	$58	$72	$(55)	$(148)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery	$4	$—	$(6)	$—
Associated offsetting commodity contracts	(3)	—	3	—
Associated offsetting cash collateral	—	—	2	—
Net amounts presented on the balance sheet	1	—	(1)	—
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	2	—	—	—
Total	$4	$—	$(1)	$—

(1)	Included in Current Assets: Other for SoCalGas.

(2)	Included in Current Liabilities: Other for SoCalGas.

(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2015
	Current assets: Fixed-price contracts and other derivatives(1)	Other assets: Sundry	Current liabilities: Fixed-price contracts and other derivatives(2)	Deferred credits and other liabilities: Fixed-price contracts and other derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)	$4	$1	$(15)	$(156)
Commodity contracts not subject to rate recovery	13	—	—	—
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	245	32	(239)	(21)
Associated offsetting commodity contracts	(232)	(20)	232	20
Associated offsetting cash collateral	(6)	—	4	—
Commodity contracts subject to rate recovery	28	49	(61)	(64)
Associated offsetting commodity contracts	(2)	(2)	2	2
Associated offsetting cash collateral	—	—	28	26
Net amounts presented on the balance sheet	50	60	(49)	(193)
Additional cash collateral for commodity contracts not subject to rate recovery	2	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	28	—	—	—
Total(4)	$80	$60	$(49)	$(193)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$—	$—	$(14)	$(23)
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	—	—	(1)	—
Associated offsetting cash collateral	—	—	1	—
Commodity contracts subject to rate recovery	27	49	(60)	(64)
Associated offsetting commodity contracts	(2)	(2)	2	2
Associated offsetting cash collateral	—	—	28	26
Net amounts presented on the balance sheet	25	47	(44)	(59)
Additional cash collateral for commodity contracts not subject to rate recovery	1	—	—	—
Additional cash collateral for commodity contracts subject to rate recovery	27	—	—	—
Total(4)	$53	$47	$(44)	$(59)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	$—	$—	$(1)	$—
Associated offsetting cash collateral	—	—	1	—
Commodity contracts subject to rate recovery	1	—	(1)	—
Net amounts presented on the balance sheet	1	—	(1)	—
Additional cash collateral for commodity contracts subject to rate recovery	1	—	—	—
Total	$2	$—	$(1)	$—

(1)	Included in Current Assets: Other for SoCalGas.

(2)	Included in Current Liabilities: Other for SoCalGas.

(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

(4)	Normal purchase contracts previously measured at fair value are excluded.

The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations and in OCI and AOCI for the years ended December 31 were:

FAIR VALUE HEDGE IMPACTS
(Dollars in millions)
		Pretax gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$3	$6	$8
Interest rate instruments	Other Income, Net	(2)	(5)	(3)
Total(1)		$1	$1	$5

(1)
There was no hedge ineffectiveness in 2016 or 2015. There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair value of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net.

CASH FLOW HEDGE IMPACTS
(Dollars in millions)
	Pretax (loss) gain recognized in OCI				Pretax (loss) gain reclassified from AOCI into earnings
	Years ended December 31,				Years ended December 31,
	2016	2015	2014	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate and foreign exchange instruments(1)	$(8)	$(18)	$(24)	Interest Expense	$(17)	$(18)	$(21)
Interest rate instruments	—	—	3	Gain on Sale of Assets	—	—	3
Interest rate instruments	(9)	(80)	(127)	Equity Earnings, Before Income Tax	(10)	(12)	(10)
Interest rate and foreign exchange instruments	—	—	—	Remeasurement of Equity Method Investment	(7)	—	—
Interest rate and foreign exchange instruments	5	(20)	—	Equity Earnings, Net of Income Tax	(5)	(13)	—
Foreign exchange instruments	4	—	—	Revenues: Energy- Related Businesses	—	—	—
Commodity contracts not subject to rate recovery	(13)	12	19	Revenues: Energy- Related Businesses	6	14	8
Total(2)	$(21)	$(106)	$(129)		$(33)	$(29)	$(20)
SDG&E:
Interest rate instruments(1)(3)	$(2)	$(6)	$(9)	Interest Expense	$(12)	$(12)	$(11)
SoCalGas:
Interest rate instruments	$—	$—	$—	Interest Expense	$(1)	$(1)	$(1)

(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.

(2)	There was $4 million, $2 million and $1 million of losses from ineffectiveness related to these cash flow hedges in 2016, 2015 and 2014, respectively.

(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E in 2016, 2015 and 2014.

For Sempra Energy Consolidated, we expect that losses of $25 million, which are net of income tax benefit, that are currently recorded in AOCI (including $12 million in noncontrolling interests, substantially all of which is related to Otay Mesa VIE at SDG&E) related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. SoCalGas expects that negligible losses, net of income tax benefit, that are currently recorded in AOCI related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. Actual amounts ultimately reclassified into earnings depend on the interest rates in effect when derivative contracts mature.
For all forecasted transactions, the maximum remaining term over which we are hedging exposure to the variability of cash flows at December 31, 2016 is approximately 15 years and 2 years for Sempra Energy Consolidated and SDG&E, respectively. The maximum remaining term for which we are hedging exposure to the variability of cash flows at our equity method investees is 19 years.
The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31 were:

UNDESIGNATED DERIVATIVE IMPACTS
(Dollars in millions)
		Pretax (loss) gain on derivatives recognized in earnings
		Years ended December 31,
	Location	2016	2015	2014
Sempra Energy Consolidated:
Interest rate and foreign exchange instruments	Other Income, Net	$(32)	$(4)	$(24)
Foreign exchange instruments	Equity Earnings, Net of Income Tax	3	(4)	(5)
Commodity contracts not subject to rate recovery	Revenues: Energy-Related Businesses	(18)	42	17
Commodity contracts not subject to rate recovery	Cost of Natural Gas, Electric Fuel and Purchased Power	—	—	3
Commodity contracts not subject to rate recovery	Operation and Maintenance	1	(1)	(4)
Commodity contracts subject to rate recovery	Cost of Electric Fuel and Purchased Power	(53)	(126)	(10)
Commodity contracts subject to rate recovery	Cost of Natural Gas	(4)	1	—
Total		$(103)	$(92)	$(23)
SDG&E:
Commodity contracts not subject to rate recovery	Operation and Maintenance	$—	$—	$(1)
Commodity contracts subject to rate recovery	Cost of Electric Fuel and Purchased Power	(53)	(126)	(10)
Total		$(53)	$(126)	$(11)
SoCalGas:
Commodity contracts not subject to rate recovery	Operation and Maintenance	$1	$(1)	$(2)
Commodity contracts subject to rate recovery	Cost of Natural Gas	(4)	1	—
Total		$(3)	$—	$(2)

CONTINGENT FEATURES
For Sempra Energy Consolidated and SDG&E, certain of our derivative instruments contain credit limits which vary depending on our credit ratings. Generally, these provisions, if applicable, may reduce our credit limit if a specified credit rating agency reduces our ratings. In certain cases, if our credit ratings were to fall below investment grade, the counterparty to these derivative liability instruments could request immediate payment or demand immediate and ongoing full collateralization.
For Sempra Energy Consolidated, the total fair value of this group of derivative instruments in a net liability position at December 31, 2016 and 2015 is $10 million and $6 million, respectively. At December 31, 2016, if the credit ratings of Sempra Energy were reduced below investment grade, $13 million of additional assets could be required to be posted as collateral for these derivative contracts.
For SDG&E, the total fair value of this group of derivative instruments in a net liability position is negligible at December 31, 2016 and $5 million at December 31, 2015. At December 31, 2016, if the credit ratings of SDG&E were reduced below investment grade, $3 million of additional assets could be required to be posted as collateral for these derivative contracts.
For Sempra Energy Consolidated, SDG&E and SoCalGas, some of our derivative contracts contain a provision that would permit the counterparty, in certain circumstances, to request adequate assurance of our performance under the contracts. Such additional assurance, if needed, is not material and is not included in the amounts above.